Property, Plant and Equipment, Net - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Total cost		$ 14,097	$ 13,611
Total accumulated depriciation		9,465	9,696
Depreciated cost		4,632	3,915
Factory Building [Member]
Total cost		2,081	2,054
Total accumulated depriciation		2,006	1,990
Machinery and Equipment [Member]
Total cost	[1],[2]	10,723	10,400
Total accumulated depriciation	[1],[2]	6,948	7,242
Office Furniture and Equipment [Member]
Total cost		838	771
Total accumulated depriciation		345	317
Leasehold Improvements [Member]
Total cost		455	386
Total accumulated depriciation		$ 166	$ 147

[1]	As of December 31, 2018, $1,044 relates to construction-in-process of production infrastructure.
[2]	Capital loss from sale of fixed asset amounted to $103, is due to machinery and equipment sales during November and December 2018.